Summary of Significant Accounting Policies - Additional Information (Detail) $ / shares in Units, ¥ in Thousands					12 Months Ended
	Feb. 05, 2021 USD ($) $ / shares shares	Apr. 01, 2019	Mar. 30, 2019	May 01, 2018	Dec. 31, 2022 CNY (¥) Customer Segment shares	Dec. 31, 2022 USD ($) Customer Segment	Dec. 31, 2021 CNY (¥) Customer shares	Dec. 31, 2020 CNY (¥) Customer	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 30, 2022	Dec. 31, 2021 $ / shares
Schedule Of Organization And Summary Of Significant Accounting Policies [Line Items]
Exchange rate of one US$ to RMB										6.8972
Goodwill					¥ 3,941,820		¥ 3,941,820		$ 571,510,000
Goodwill, impairment loss | ¥					0		0	¥ 0
Deferred revenue, revenue recognized					¥ 1,553,010	$ 225,170,000
Revenue, practical expedient, incremental cost of obtaining contract					true	true
Advertising expenditures					¥ 1,397,960	$ 202,680,000	1,341,620	1,795,330
Number of operating segment | Segment					1	1
Total expenses for employee benefits					¥ 432,060	$ 62,640,000	¥ 418,520	¥ 241,950
Foreign currency exchange rate appreciation (depreciation)					7.60%	7.60%	2.40%	6.70%
Weighted Average Remaining Lease Term					1 year 8 months 12 days		1 year 1 month 6 days		1 year 8 months 12 days
Weighted average discount rate					6.71%		6.69%		6.71%
Operating leases, rental expenses					¥ 151,780	$ 22,010,000.00	¥ 138,010	¥ 119,860
Common stock shares value					¥ 8,550		¥ 8,523		$ 1,240,000
Common stock shares authorised | shares					400,000,000,000		400,000,000,000		400,000,000,000
Common stock shares par value per share | $ / shares									$ 0.0025		$ 0.0025
Gain loss on short term investment					¥ 73,300	10,600,000
ADR [Member]
Schedule Of Organization And Summary Of Significant Accounting Policies [Line Items]
Common stock shares value | $	$ 1,000,000,000
Common stock shares authorised | shares	400,000,000,000
Common stock shares par value per share | $ / shares	$ 0.0025
Stock holders equity note stock split	one ADS representing four ordinary shares
Other income, net
Schedule Of Organization And Summary Of Significant Accounting Policies [Line Items]
Government grants					56,410	8,180,000	¥ 51,690	210,020
Vat Refunds					223,930	$ 32,470,000	231,450	¥ 218,410
Credit Concentration Risk [Member]
Schedule Of Organization And Summary Of Significant Accounting Policies [Line Items]
Cash and cash equivalents, restricted cash and term deposits					¥ 22,095,070		¥ 20,827,820		$ 3,203,480,000
Credit Concentration Risk [Member] | Financial Institution One [Member] | Onshore China [Member]
Schedule Of Organization And Summary Of Significant Accounting Policies [Line Items]
Concentration risk percentage					23.50%	23.50%
Credit Concentration Risk [Member] | Financial Institution Two [Member] | Onshore China [Member]
Schedule Of Organization And Summary Of Significant Accounting Policies [Line Items]
Concentration risk percentage					17.70%	17.70%
Credit Concentration Risk [Member] | Financial Institution Three [Member] | Onshore China [Member]
Schedule Of Organization And Summary Of Significant Accounting Policies [Line Items]
Concentration risk percentage					14.10%	14.10%
Customer Concentration Risk [Member] | Net Revenues [Member]
Schedule Of Organization And Summary Of Significant Accounting Policies [Line Items]
Number of customers represented greater than 10% | Customer					0	0	0	0
Customer Concentration Risk [Member] | Net Revenues [Member] | Customer [Member]
Schedule Of Organization And Summary Of Significant Accounting Policies [Line Items]
Concentration risk percentage					10.00%	10.00%	10.00%	10.00%
Beijing Prbrownies Software Co., Ltd. | Other income, net
Schedule Of Organization And Summary Of Significant Accounting Policies [Line Items]
Value added tax refund rate			13.00%
Tianjin Autohome Software Co., Ltd. [Member] | Other income, net
Schedule Of Organization And Summary Of Significant Accounting Policies [Line Items]
Value added tax refund rate					10.00%	10.00%
Leads Generation Services [Member] | Beijing Prbrownies Software Co., Ltd. | Other income, net | Maximum [Member]
Schedule Of Organization And Summary Of Significant Accounting Policies [Line Items]
Value added tax rate		13.00%
Value added tax rate after refund			3.00%	3.00%
Leads Generation Services [Member] | Beijing Prbrownies Software Co., Ltd. | Other income, net | Minimum [Member]
Schedule Of Organization And Summary Of Significant Accounting Policies [Line Items]
Value added tax rate			16.00%
Leads Generation Services [Member] | Tianjin Autohome Software Co., Ltd. [Member] | Other income, net | Maximum [Member]
Schedule Of Organization And Summary Of Significant Accounting Policies [Line Items]
Value added tax rate					13.00%	13.00%
Value added tax rate after refund					3.00%	3.00%
Leads Generation Services [Member] | Tianjin Autohome Software Co., Ltd. [Member] | Other income, net | Minimum [Member]
Schedule Of Organization And Summary Of Significant Accounting Policies [Line Items]
Value added tax rate			16.00%